COMBINED STATEMENT OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Cash generated from operations	$ 611	$ 530	$ 598
Interest paid	(105)	(155)	(178)
Income tax paid	(48)	(41)	(43)
Net cash from operating activities	458	334	377
Cash flows from investing activities
Purchase of property, plant and equipment and intangible assets	(679)	(263)	(201)
Purchase of intangible assets	(8)	(5)	(4)
Other investing cash flows	1
Purchase of business, net of cash acquired	(5)
Net cash used in investing activities	(691)	(268)	(205)
Cash flows from financing activities
Proceeds from borrowings	2,773		16
Repayments of borrowings	(5)	(8)
Repayment of related party borrowings to Ardagh	(2,738)
Proceeds from share issuance, net of costs	925
Payment as part of capital reorganization	(574)
Proceeds from related party borrowings from Ardagh	2
Cash received from Ardagh	206
Redemption premium and issuance costs	(52)
Deferred debt issue costs paid	(35)
Consideration received on termination of derivative financial instruments			28
Lease payments	(48)	(35)	(26)
Cash remitted to Ardagh		(55)	(54)
Net cash outflow from financing activities	454	(98)	(36)
Net (decrease)/increase in cash and cash equivalents	221	(32)	136
Cash and cash equivalents at the beginning of the year	257	284	148
Exchange gain/(loss) on cash and cash equivalents	(15)	5
Cash and cash equivalents at the end of the year	$ 463	$ 257	$ 284